INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS
INTANGIBLE ASSETS
7.	INTANGIBLE ASSETS

Intangible assets consisted of the following:

	As of December 31,
	2025	2024
	US$	US$
Trademark licenses with indefinite useful lives	116,083	116,083
Others	392	417
Total	116,475	116,500

On November 4, 2021, the Group entered into trademark licenses agreements with a related party (“Trademark Licenses Agreements”), Group Lotus Limited, a wholly owned subsidiary of LGIL, which is ultimately controlled by the controlling shareholder of the Company. Pursuant to the Trademark Licenses Agreements, the Group received the “Lotus” trademark licenses for as long as the Group conducts the business in relation to lifestyle vehicles (excluding sports car). The Group intends to market and distribute its products under the “Lotus” brand indefinitely, and the trademark licenses are expected to contribute to cash flows indefinitely. The cost of renewal in each jurisdiction is different, and the Group believes the amount of renewal costs is insignificant relative to the future cash flows from sales of lifestyle vehicles under the “Lotus” brand. Therefore, the useful lives of the trademark licenses are considered to be indefinite. The trademark licenses were initially recognized at the amount of US$116,041 as of November 4, 2021, which is the same as the carrying amount from the perspective of the entity under common control with the value determined using the relief from royalty method.